Cover	May 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 29, 2025
Entity Registrant Name	First Busey Corporation
Entity Incorporation, State or Country Code	NV
Entity File Number	0-15950
Entity Tax Identification Number	37-1078406
Entity Address, Address Line One	11440 Tomahawk Creek Parkway
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	(217)
Local Phone Number	365-4544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BUSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000314489
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BUSE
Security Exchange Name	NASDAQ